Balance Sheets (Parenthetical) - Quarterly Report - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Mar. 18, 2014
Convertible Debentures, Discount	$ 56,670		$ 107,016
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued	44,505,238	40,817,000	38,909,000	38,909,000	0	36,000,000
Common Stock, Shares Outstanding	44,505,238	40,817,000	38,909,000	38,909,000	0